Counterparty Risk - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Risk and uncertainty [Line Items]
Gold Delivery Agreement termination period	Jun. 28, 2019	Jun. 28, 2019
SPDR Long Dollar Gold Trust [Member]
Risk and uncertainty [Line Items]
Gold Delivery Agreement termination period	Jun. 28, 2019	Jun. 28, 2019